Leases - Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning balance	₩ (25,175,820)
Ending balance	(26,197,311)	₩ (25,175,820)
Finance lease receivables | Allowance for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	5,256	4,505
Bad debt expense	0	751
Reversal	(1)	0
Ending balance	₩ 5,255	₩ 5,256